Income Taxes (Details Narrative) (10-K) - USD ($)	6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Effective income tax rate			30.00%
Net operating loss carryforwards			$ 24,051,000
Acquisition offset future income			13,837
Tax benefit from continuing or discontinued operations
Unrecognized tax benefits, income tax penalties and interest accrued
Income taxes	$ 3,282	$ 5,544	$ 7,383	$ 70,768